Segmented Information - Schedule of Operating Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue (Note 6)	$ 10,756	$ 9,065
Cost of sales	(8,099)	(7,458)
Gross profit	2,657	1,607
Asset impairment (Note 8)	0	(1,053)
Operating income (expense) – other	(409)	(563)
Profit (loss) from operations	2,248	(9)
Finance income	271	234
Finance expense	(912)	(953)
Non-operating income (expense)	52	7
Share of profit (loss) of joint venture and associate	(3)	3
Profit (loss) from continuing operations before taxes	1,656	(718)
Depreciation and amortization	(1,757)	(1,726)
Capital expenditures	2,062	2,635
Goodwill	421	442
Total assets	45,436	47,037
Corporate
Disclosure of operating segments [line items]
Revenue (Note 6)	0
Cost of sales	0
Gross profit	0
Operating income (expense) – other	(715)
Profit (loss) from operations	(715)
Finance income	260
Finance expense	(153)
Non-operating income (expense)	(81)
Share of profit (loss) of joint venture and associate	(7)
Profit (loss) from continuing operations before taxes	(696)
Depreciation and amortization	(75)
Capital expenditures	16
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets	45,436	47,037
Copper
Disclosure of operating segments [line items]
Revenue (Note 6)	6,619	5,542
Cost of sales		(4,497)
Gross profit		1,045
Asset impairment (Note 8)		0
Operating income (expense) – other		13
Profit (loss) from operations		1,058
Finance income		23
Finance expense		(687)
Non-operating income (expense)		(94)
Share of profit (loss) of joint venture and associate		3
Profit (loss) from continuing operations before taxes		303
Depreciation and amortization		(1,356)
Capital expenditures		2,267
Goodwill		442
Copper | Operating segments
Disclosure of operating segments [line items]
Revenue (Note 6)	6,619
Cost of sales	(4,846)
Gross profit	1,773
Operating income (expense) – other	369
Profit (loss) from operations	2,142
Finance income	10
Finance expense	(693)
Non-operating income (expense)	137
Share of profit (loss) of joint venture and associate	4
Profit (loss) from continuing operations before taxes	1,600
Depreciation and amortization	(1,423)
Capital expenditures	1,739
Goodwill	421
Copper | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets		34,433
Copper | Aggregate continuing and discontinued operations | Operating segments
Disclosure of operating segments [line items]
Total assets	32,916
Zinc
Disclosure of operating segments [line items]
Revenue (Note 6)	4,137	3,523
Cost of sales		(2,961)
Gross profit		562
Asset impairment (Note 8)		(1,038)
Operating income (expense) – other		39
Profit (loss) from operations		(437)
Finance income		1
Finance expense		(66)
Non-operating income (expense)		6
Share of profit (loss) of joint venture and associate		0
Profit (loss) from continuing operations before taxes		(496)
Depreciation and amortization		(309)
Capital expenditures		345
Goodwill		0
Zinc | Operating segments
Disclosure of operating segments [line items]
Revenue (Note 6)	4,137
Cost of sales	(3,253)
Gross profit	884
Operating income (expense) – other	(63)
Profit (loss) from operations	821
Finance income	1
Finance expense	(66)
Non-operating income (expense)	(4)
Share of profit (loss) of joint venture and associate	0
Profit (loss) from continuing operations before taxes	752
Depreciation and amortization	(259)
Capital expenditures	307
Goodwill	0
Zinc | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets		4,187
Zinc | Aggregate continuing and discontinued operations | Operating segments
Disclosure of operating segments [line items]
Total assets	4,116
Corporate
Disclosure of operating segments [line items]
Revenue (Note 6)		0
Cost of sales		0
Gross profit		0
Asset impairment (Note 8)		(15)
Operating income (expense) – other		(615)
Profit (loss) from operations		(630)
Finance income		210
Finance expense		(200)
Non-operating income (expense)		95
Share of profit (loss) of joint venture and associate		0
Profit (loss) from continuing operations before taxes		(525)
Depreciation and amortization		(61)
Capital expenditures		23
Goodwill		0
Corporate | Corporate
Disclosure of operating segments [line items]
Goodwill	0
Corporate | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets		$ 8,417
Corporate | Aggregate continuing and discontinued operations | Corporate
Disclosure of operating segments [line items]
Total assets	$ 8,404